Note 7 - Stock Incentive Plan (Details Textual) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 104,778
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	328 days
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expense	$ 24,863	$ 58,870